UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6239

Aquila Tax-Free Fund for Utah
(formerly, Tax-Free Fund for Utah)
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 3/31/13

Date of reporting period: 9/30/13

FORM N-CSRS

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report September 30, 2013

Aquila Tax-Free Fund For Utah “Asset Allocation - A Strategy For All Seasons” Serving Utah investors for over two decades

November, 2013

Dear Fellow Shareholder:

     As many of our shareholders are aware, interest rates and the price of bonds (and, in turn, the share price of bond funds) are inversely related. Hence, as interest rates decline, the share price of the bond funds in the Aquila Group generally increases. And, as interest rates increase, the funds’ share price declines. This is an almost inevitable dynamic of the economic cycle. And, since your investment in one of the Aquila bond funds should be viewed as long-term in nature, you are likely to experience both the ups and downs of investing.

     While we cannot control the direction in which interest rates will move, or the resulting effect such changes will have on your Fund’s share price, we do take steps that attempt to minimize the volatility of such movement. We believe that having your Fund’s portfolio constructed of high-quality securities, together with both short and long-term maturities (to gain stability from the shorter-term maturities and higher yields from the longer-term maturities), will hopefully help to lessen the fluctuations in the overall performance of your investment in the Fund. Thus, we seek to minimize the volatility of share price movements over the life of your investment – making the ups and downs less dramatic than with other types of investments.

     While fluctuation in share price over the life of your investment is inevitable, we believe you will be in a better overall position to weather any particular economic situation if your portfolio is built with a strong foundation. In short, is your portfolio properly allocated based on your specific needs?

     As you may know, asset allocation is an investment strategy that strives to balance risk and reward by diversifying assets according to your specific desires. These include:

•	investment time horizon (specifically your age and retirement objectives);

•	risk threshold (how much of your investment capital you are willing to potentially lose during a given time frame);

•	financial situation (your wealth, income, expenses, tax bracket, liquidity needs, etc.); and

•	goals (the financial goals you and your family want to achieve).

     Since the three main asset classes - equities, fixed-income, and cash/cash equivalents - have different levels of risk and return, each is expected to behave differently over time. The objective of asset allocation is to create a diversified portfolio with an acceptable level of risk and the highest possible return given that level of risk.

NOT A PART OF THE SEMI-ANNUAL REPORT

     Although there is no simple formula that can identify the right asset allocation for every individual, the consensus among most financial professionals is that asset allocation is one of the most important decisions that investors make.

     The way you allocate your investment portfolio across exposure to stocks, fixed-income, and cash/cash equivalents will be the principal determinants of your investment results – secondary to your selection of individual securities.

     Once you and your financial professional have developed an appropriate asset allocation for your portfolio, we believe that changes should be made based on need, not on headlines.

     A properly constructed portfolio with sound asset allocation should be in a good position to weather all seasons.

Sincerely, Diana P. Herrmann, President

Consideration should be given to the risks of investing, including potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (19.6%)	and Fitch	Value

	City, County and State (3.3%)
	Anderson, Indiana San District
$505,000	4.600%, 07/15/23 AMBAC Insured	A1/A-/NR	$510,363
	Coral Canyon, Utah Special Service
	District
80,000	4.850%, 07/15/17	NR/NR/NR*	79,585
	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/29	Aa2/AA/NR	1,076,910
	King County, Washington School District
	#401 School Board Guaranty Program
1,000,000	4.500%, 12/01/25 AGMC Insured	Aa1/AA+/NR	1,065,900
	Laredo, Texas
500,000	4.500%, 02/15/24 NPFG Insured	Aa2/AA/AA	518,965
	McKinney, Texas
1,700,000	4.500%, 08/15/23 Syncora Guarantee,
	Inc. Insured	Aa1/AAA/NR	1,797,716
1,375,000	5.000%, 08/15/24 AMBAC Insured	Aa1/AAA/NR	1,493,841
	Texas State Transportation Commission
	Mobility Fund
2,000,000	4.500%, 04/01/33	Aaa/AA+/AAA	2,023,840
	Washington State Various Purpose
1,405,000	5.000%, 07/01/30 Series A	Aa1/AA+/AA+	1,510,993
2,465,000	5.000%, 07/01/31 Series A	Aa1/AA+/AA+	2,641,888
	Total City, County and State		12,720,001

	Education - Public Schools (2.2%)
	Brownsboro, Texas Independent School
	District
490,000	zero coupon, 08/15/16 PSF
	Guaranteed	NR/AAA/NR	473,884
	Burnet, Texas Consolidated Independent
	School District
1,460,000	0.050%, 08/01/14 PSF Guaranteed	AAA/NR/NR	1,458,190
	Clark County, Nevada School District
1,150,000	5.000%, 06/15/18 Series B AGMC
	Insured	A1/AA-/A	1,182,234

1 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Education - Public Schools (continued)
	Florida State Board of Education Public
	Education Capital Outlay
$2,000,000	4.750%, 06/01/30 2005 Series F	Aa1/AAA/AAA	$2,121,560
	Houston, Texas Community College
	System (Harris and Fort Bend
	Counties)
500,000	5.000%, 02/15/27	Aa1/AA+/NR	522,325
	Nebo, Utah School District School
	Board Guaranty Program
1,000,000	4.500%, 07/01/24 Series A	Aaa/AAA/NR	1,114,580
	Yakima County, Washington School
	District #201 School Board Guaranty
	Program
1,475,000	0.050%, 12/01/14	Aa1/NR/NR	1,469,026
	Total Education - Public Schools		8,341,799

	Hospital (0.3%)
	Skagit County, Washington Public
	Hospital District No. 002, Refunding,
	Island Hospital
1,120,000	0.250%, 12/01/15	A1/NR/NR	1,097,365
	Total Hospitals		1,097,365

	Local Public Property (5.8%)
	Clark County, Nevada, Refunding
2,280,000	5.000%, 12/01/29 Series A	Aa1/AA+/NR	2,412,217
1,000,000	5.000%, 07/01/23 Series B	Aa1/AA+/NR	1,107,670
2,000,000	5.000%, 11/01/28 AGMC Insured	Aa1/AA+/AA	2,128,840
2,000,000	4.750%, 06/01/30 AGMC Insured	Aa1/AA+/NR	2,071,160
1,000,000	4.750%, 11/01/27 NPFG/ FGIC
	Insured	Aa1/AA+/NR	1,052,740
	Henderson, Nevada Refunding Various
	Purpose
1,000,000	5.000%, 06/01/33 Series B	Aa2/AA/NR	1,050,770
	Hurst, Texas Refunding & Improvement
570,000	0.050%, 08/15/15	Aa2/AA/NR	563,035
	Miami-Dade County, Florida Building
	Better Communities Program
1,170,000	5.000%, 07/01/29 NPFG/ FGIC
	Insured	A2/AA-/AA	1,222,849

2 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Local Public Property (continued)
	Reno, Nevada Capital Improvement
	Refunding
$1,000,000	5.000%, 06/01/28	A1/A-/NR	$1,046,750
	San Angelo, Texas Certificates of
	Obligation
2,765,000	5.000%, 02/15/30 Series A	Aa2/AA/AA+	2,906,236
	San Patricio County, Texas Certificates
	of Obligation
2,260,000	4.750%, 04/01/31 AMBAC Insured	Aa3/NR/NR	2,347,756
	South Davis, Utah Recreation District
650,000	0.050%, 01/01/14	NR/AA-/NR	649,558
	State of Washington
1,500,000	zero coupon, 01/01/18 Series S-2
	AGMC Insured	Aa1/AA+/AA+	1,409,595
	Washoe County, Nevada Refunding
	Reno Sparks Convention
2,000,000	5.000%, 07/01/28	Aa2/AA/NR	2,138,820
	Total Local Public Property		22,107,996

	School District (4.7%)
	Clark County, Nevada School District
500,000	5.000%, 06/15/28 Series A	A1/AA-/A	527,780
	Comal, Texas Independent School District
1,125,000	5.000%, 02/01/36 PSF Guaranteed	Aaa/NR/AAA	1,173,634
	Davis County, Utah School District,
	School Building, Utah School Board
	Guaranty Program
2,640,000	4.000%, 06/01/27	Aaa/NR/NR	2,776,963
	Granite School District, Utah, Salt Lake
	County School Building School Board
	Guaranty Program
1,000,000	5.000%, 06/01/31	Aaa/NR/AAA	1,077,690
	Irving, Texas Independent School
	District Capital Appreciation
	Refunding
1,000,000	zero coupon, 02/15/20 PSF
	Guaranteed	Aaa/AAA/NR	791,180
	Magnolia, Texas Independent School
	District Schoolhouse
1,495,000	5.000%, 08/15/25 NPFG/ FGIC
	Insured	Aa3/NR/NR	1,623,645

3 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School District (continued)
	Midlothian, Texas Independent School
	District
$1,145,000	zero coupon, 02/15/18 PSF Guaranteed Aaa/AAA/NR		$1,051,121
	Navasota, Texas Independent School
	District
475,000	5.000%, 08/15/23 NPFG/ FGIC
	Insured (pre-refunded)	A1/NR/NR	494,860
	North East Independent School District,
	Texas
1,000,000	5.000%, 08/01/33 NPFG Insured PSF
	Guaranteed	Aaa/AAA/NR	1,022,310
	Schertz-Cibolo Universal City, Texas
	Independent School District
2,325,000	5.000%, 02/01/36 PSF Guaranteed	Aaa/NR/AAA	2,452,317
	Uintah County, Utah School District
	School Board Guaranty Program
455,000	4.250%, 02/01/24 (pre-refunded)	Aaa/NR/NR	501,492
	Wasatch County, Utah School District
	School Board Guaranty Program
880,000	5.000%, 06/01/25	Aaa/NR/NR	946,634
900,000	4.375%, 06/01/26	Aaa/NR/NR	938,286
	Washoe County, Nevada School District
	Refunding & School Improvement
2,000,000	5.000%, 06/01/30 Series A	Aa3/AA/NR	2,125,320
	Wylie, Texas Independent School District
	Capital Appreciation Refunding
1,000,000	zero coupon, 08/15/27 PSF
	Guaranteed**	Aaa/NR/NR	567,140
	Total School District		18,070,372

	Transportation (1.7%)
	Texas State Transportation Commission
	Mobility Fund
1,140,000	5.000%, 04/01/27 Series A	Aaa/AA+/AAA	1,245,587
5,000,000	5.000%, 04/01/35	Aaa/AA+/AAA	5,311,700
	Total Transportation		6,557,287

	Utilities (1.5%)
	Central Utah Water Conservancy
	District Refunding
765,000	5.000%, 04/01/28 Series B	NR/AA+/AAA	842,716

4 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Utilities (continued)
	Las Vegas Valley, Nevada Water District
	Refunding
$1,000,000	5.000%, 06/01/30 Series C	Aa2/AA+/NR	$1,066,050
	Las Vegas Valley, Nevada Water District
	Refunding & Water Improvement
2,500,000	5.000%, 02/01/38 Series A	Aa2/AA+/NR	2,657,616
	Virgin Valley, Nevada Water District
955,000	5.000%, 03/01/34 AGC Insured	A1/NR/NR	967,396
	Total Utilities		5,533,778
	Total General Obligation Bonds		74,428,598

	Revenue Bonds (78.6%)

	Airport (1.5%)
	Alaska State International Airport
	Revenue
35,000	5.000%, 10/01/24 AMBAC Insured
	AMT	A1/NR/A+	35,086
	Broward County, Florida Airport System
	Revenue Refunding
1,000,000	5.375%, 10/01/29 Series O	A1/A+/A	1,083,170
	Clark County, Nevada Passenger Facilities
	Charge Revenue Las Vegas-McCarran
	International Airport
1,500,000	5.000%, 07/01/30	A1/A+/NR	1,556,040
	Miami-Dade County, Florida Aviation
	Revenue Miami International Airport
1,675,000	5.000%, 10/01/22 Series A-1	A2/A/A	1,871,511
	Reno-Tahoe, Nevada Airport Authority
	Revenue Refunding
1,000,000	5.000%, 07/01/26 AGMC Insured	A2/NR/A	1,041,680
	Total Airport		5,587,487

	Education (10.4%)
	Florida Higher Education Facilities
	Authority Revenue, Refunding,
	Rollins College Project
1,000,000	5.000%, 12/01/37 Series A	A1/NR/NR	1,017,590
	Florida State Board of Education Public
	Education
210,000	4.500%, 06/01/25 AGMC Insured	Aa1/AAA/AAA	218,102

5 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Education (continued)
	Hammond, Indiana School Building
	Corp. First Mortgage
$1,030,000	5.000%, 07/15/31 NPFG Insured	Baa1/AA+/NR	$1,064,000
	Hillsborough County, Florida School
	Board COP
510,000	4.250%, 07/01/26 NPFG Insured	Aa2/AA-/AA	535,168
1,500,000	5.000%, 07/01/31 NPFG Insured	Aa2/AA-/AA	1,535,010
	Salt Lake County, Utah Westminster
	College Project
825,000	4.750%, 10/01/20	NR/BBB/NR	849,329
870,000	4.750%, 10/01/21	NR/BBB/NR	891,941
2,300,000	5.000%, 10/01/22	NR/BBB/NR	2,340,572
1,250,000	5.000%, 10/01/25	NR/BBB/NR	1,264,888
600,000	5.000%, 10/01/27	NR/BBB/NR	607,860
2,025,000	5.125%, 10/01/28	NR/BBB/NR	2,041,585
	Southern Utah University Revenue
	Refunding, Auxiliary System Student
	Building Fee
875,000	4.000%, 05/01/19	NR/AA/NR	948,141
	Texas State University System Financing
	Revenue
2,000,000	4.000%, 03/15/25	Aa2/AA-/AA	2,239,180
	Tooele County, Utah Municipal Building
	Authority School District Lease Revenue
1,000,000	5.000%, 06/01/28	A1/A+/NR	1,039,930
	University of Utah COP
3,170,000	4.350%, 12/01/26 AMBAC Insured	Aa2/AA-/NR	3,288,304
	Utah State Board of Regents
2,980,000	4.500%, 04/01/29	Aa2/AA/NR	3,079,890
	Utah State Board of Regents Auxiliary
	& Campus Facility
1,000,000	4.125%, 04/01/20 NPFG Insured
	(pre-funded)	Aa2/AA/NR	1,058,080
	Utah State Board of Regents Lease
	Revenue
410,000	4.500%, 05/01/20 AMBAC Insured	NR/AA/NR	430,447
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA/NR	442,625
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA/NR	468,342
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	124,451

6 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Education (continued)
	Utah State Board of Regents Office
	Facility Revenue
$1,045,000	5.000%, 04/01/23 NPFG Insured	Aa2/AA-/NR	$1,094,251
	Utah State Board of Regents, Utah, Valley
	University Student Center Building Fee
	And Unified System Revenue
3,005,000	5.000%, 11/01/28 Series 2012A	NR/AA/NR	3,279,597
	Utah State University Student
	Building Fee
1,285,000	5.000%, 12/01/29 Series B	NR/AA/NR	1,394,572
1,355,000	5.000%, 12/01/30 Series B	NR/AA/NR	1,458,129
	Warsaw, Indiana Multi-School Building
	Corp., First Mortgage
1,800,000	5.450%, 01/15/28 Series B	NR/AA+/NR	1,905,318
	Washington State Higher Education
	Facilities Authority Revenue,
	Refunding, Gonzaga University
	Project
950,000	5.000%, 04/01/24 Series B	A3/NR/NR	1,001,234
	Washington State University Revenue
735,000	4.600%, 10/01/29 AGMC Insured	Aa2/AA-/NR	761,232
	Weber State University, Utah Student
	Facilities System
1,825,000	4.400%, 04/01/27 AGMC Insured	NR/AA/NR	1,865,314
1,275,000	5.125%, 04/01/32 NPFG Insured	Baa1/AA/NR	1,309,871
	Total Education		39,554,953

	Education - Charter Schools (8.7%)
	La Vernia, Texas Higher Education
	Finance Corp., Jubilee Academy
3,373,500	6.500%, 03/15/38 144A†	NR/NR/NR*	3,107,128
	Utah County, Utah Charter School
	Revenue Lakeview Academy
175,000	5.350%, 07/15/17 Series A	NR/BBB-/NR	182,501
610,000	4.500%, 07/15/22	NR/BBB-/NR	565,366
	Utah County, Utah Charter School
	Revenue Lincoln Academy
550,000	5.450%, 06/15/17 Series A 144A	NR/NR/NR*	542,366

7 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Education - Charter Schools (continued)
	Utah County, Utah Charter School
	Revenue Renaissance Academy
$200,000	5.350%, 07/15/17 Series A 144A	NR/NR/NR*	$199,712
	Utah State Charter School Revenue,
	Ronald Wilson Reagan Academy
1,000,000	6.000%, 02/15/38 Series A	NR/BBB-/NR	982,330
	Utah State Charter School Finance
	Authority Fast Forward Academy
2,916,500	6.500%, 11/15/37 144A	NR/NR/NR*	2,532,309
	Utah State Charter School Finance
	Authority George Washington Academy
1,000,000	6.750%, 07/15/28	NR/BB+/NR*	982,470
	Utah State Charter School Finance
	Authority Legacy Preparatory
	Academy
5,470,000	6.750%, 06/15/38 144A	NR/NR/NR*	4,954,343
7,530,000	6.750%, 06/15/39 144A	NR/NR/NR*	6,799,590
	Utah State Charter School Finance
	Authority Ogden Preparatory
	Academy School Board Guaranty
	Program
475,000	4.000%, 10/15/22	NR/AA/NR	503,837
505,000	4.000%, 10/15/23	NR/AA/NR	530,800
525,000	4.000%, 10/15/24	NR/AA/NR	547,244
	Utah State Charter School Finance
	Authority, Refunding & Improvement,
	Davinci Academy
1,000,000	7.050%, 09/15/26 Series 2011A	NR/BBB-/NR	1,063,530
	Utah State Charter School Finance
	Authority Ronald Wilson Reagan
	Academy
1,200,000	5.750%, 02/15/22 Series A 144A	NR/BBB-/NR	1,225,872
	Utah State Charter School Finance
	Authority Venture Academy
6,995,000	6.750%, 11/15/38 144A	NR/NR/NR*	6,993,811
	Utah State Charter School Finance
	Authority Wasatch Peak Academy
	Project, School Board Guaranty
	Program
740,000	5.000%, 10/15/29	NR/AA/NR	781,336

8 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Education - Charter Schools (continued)
	Utah State Charter School Finance
	Authority Wasatch Peak Academy
	Project, School Board Guaranty
	Program (continued)
$700,000	5.000%, 10/15/36	NR/AA/NR	$708,995
	Total Education - Charter Schools		33,203,540

	Hospital (4.3%)
	Brevard County, Florida Health Facilities
	Authority Health First Inc. Project
1,215,000	5.000%, 04/01/18	A3/A-/NR	1,306,647
	Campbell County, Wyoming Hospital
	District, Hospital Revenue, Memorial
	Hospital Project
1,040,000	5.000%, 12/01/20	NR/A-/NR	1,109,108
1,000,000	5.500%, 12/01/34	NR/A-/NR	1,007,180
	Harris County, Texas Health Facility
	Development Corp. Christus Health
	Series A-6
800,000	4.750%, 07/01/30 AGMC Insured	A1/AA-/NR	813,336
	Indiana Finance Authority Hospital
	Revenue, Parkview Health System
1,350,000	5.875%, 05/01/29 (pre-refunded)	NR/NR/NR*	1,393,807
	Indiana Finance Authority Hospital
	Revenue, Parkview Health System,
	Unrefunded balance
300,000	5.875%, 05/01/29	A1/A+/NR	305,190
	King County, Washington Public Hospital
	District No. 002, Refunding, Evergreen
	Healthcare
1,000,000	5.250%, 12/01/28	Aa3/A+/NR	1,070,680
	Reno, Nevada Hospital Revenue,
	Washoe Medical Center
725,000	5.000%, 06/01/23 AGMC Insured	A2/AA-/NR	759,597
680,000	5.000%, 06/01/23 AGMC Insured	A2/AA-/NR	712,450

9 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Hospital (continued)
	Richmond, Indiana Hospital Revenue
$250,000	5.000%, 01/01/19	NR/A/A	$264,250
	Riverton, Utah Hospital Revenue,
	Intermountain Health Care Health
	Services, Inc.
940,000	5.000%, 08/15/36	Aa1/AA+/NR	959,091
	Tarrant County, Texas Cultural Education
	Facilities Finance Corp. Hospital
	Refunding, Scott & White Healthcare
	Project
1,000,000	5.250%, 08/15/25	A1/A/AA-	1,102,750
	Utah County, Utah Hospital Revenue,
	IHC Health Services, Inc.
800,000	5.000%, 05/15/28	Aa1/AA+/NR	937,842
500,000	5.000%, 05/15/29	Aa1/AA+/NR	527,825
	Utah State Board of Regents, University
	of Utah Hospital Revenue
1,755,000	5.000%, 08/01/31 (pre-refunded)	NR/NR/NR*	2,095,593
	Utah State Board of Regents, University
	of Utah Hospital Revenue,
	Unrefunded Balance
1,245,000	5.000%, 08/01/31	NR/AA/NR	1,289,310
	Washington State Health Care Facilities
	Authority Revenue, Refunding, Fred
	Hutchinson Cancer
595,000	5.000%, 01/01/18	A2/A/NR	651,763
	Total Hospital		16,306,419

	Housing (1.2%)
	Utah Housing Corporation Single
	Family Mortgage
710,000	6.100%, 01/01/29 AMT	Aa3/AA-/AA-	732,628
530,000	4.950%, 01/01/32 Series A Class II	Aa2/AA/AA	537,918
1,840,000	4.500%, 01/01/24 Series A Class III	Aa3/AA-/AA-	1,880,903
370,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA/AA	373,071
595,000	4.500%, 07/01/23 Series C	Aa3/AA-/AA-	611,946
	Utah State Housing Finance Agency
245,000	5.500%, 07/01/18 AMT	Aa3/AA-/AA-	246,433
	Total Housing		4,382,899

10 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Local Public Property (13.4%)
	CIVIC Ventures Alaska Revenue
	Anchorage Convention Center
$1,285,000	4.625%, 09/01/30 NPFG Insured	A1/A/A+	$1,309,312
	Clark County, Nevada Improvement
	District Special Local Improvement
	#128 (Summerlin)
500,000	5.000%, 02/01/21 Series A	NR/NR/NR*	440,235
	Draper, Utah Sales Tax Revenue
1,000,000	5.000%, 05/01/32 Series A	NR/AA/NR	1,072,730
	Herriman, Utah Special Assessment
	Towne Center Assessment Area
1,045,000	4.875%, 11/01/23	NR/A/NR	1,070,644
1,150,000	5.000%, 11/01/25	NR/A/NR	1,168,630
1,975,000	5.000%, 11/01/29	NR/A/NR	1,978,239
	Jacksonville, Florida Special Revenue
	and Refunding Bonds
1,015,000	5.2500%, 10/01/32 Series A	Aa2/AA-/AA	1,079,940
	Lincoln County, Wyoming Building
	Corp. Lease Revenue
700,000	5.000%, 05/01/32	NR/A+/NR	715,155
	New Albany, Indiana Development
	Authority
500,000	4.250%, 02/01/22	NR/A/NR	521,250
	Orem, Utah Special Assessment
1,765,000	7.750%, 11/01/25	NR/NR/NR*	1,767,330
	Reedy Creek, Florida Improvement
	District
1,000,000	5.250%, 06/01/29 Series A	Aa3/A+/AA-	1,097,620
	Riverton City, Utah Franchise & Sales
	Tax Revenue
1,585,000	5.000%, 06/01/31 AMBAC Insured	NR/AA-/AA	1,631,868
1,000,000	5.250%, 12/01/36	NR/AA-/AA	1,055,770
	Salt Lake City, Utah Local Building
	Authority Lease Revenue
955,000	4.000%, 10/15/23 Series A	Aa1/NR/AA+	1,025,212
	Salt Lake Valley, Utah Fire Service
	District Lease Revenue
2,645,000	5.200%, 04/01/28	Aa2/NR/AA-	2,847,607
1,000,000	5.250%, 04/01/30	Aa2/NR/AA-	1,070,480

11 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Local Public Property (continued)
	Sevier County, Utah Municipal Building
	Authority Lease Revenue Refunding
$915,000	5.000%, 11/15/19 NPFG/ FGIC Insured
	(pre-refunded)	Baa1/NR/NR	$941,764
	South Dakota State Building Authority
	Revenue
500,000	4.500%, 06/01/24 NPFG/ FGIC
	Insured	Baa1/AA/NR	524,915
	St. Augustine, Florida Capital
	Improvement Refunding
500,000	5.000%, 10/01/34	Aa3/A+/A+	515,070
	St. Lucie County, Florida School Board
	COP Master Lease Program
500,000	5.000%, 07/01/30 Series A	Aa3/A/A+	529,225
	Twin Creeks, Utah Special Services
	District
10,984,569	10.000%, 07/15/30 144A	NR/NR/NR*	10,998,080
	Uintah County, Utah Municipal Building
	Authority Lease Revenue
500,000	5.000%, 06/01/24	NR/A+/NR	529,765
2,000,000	5.300%, 06/01/28	NR/A+/NR	2,079,260
1,005,000	5.500%, 06/01/37	NR/A+/NR	1,026,427
1,120,000	5.500%, 06/01/40	NR/A+/NR	1,139,219
	Utah State Municipal Finance Cooperative
	Local Government Capital Appreciation
	Pool Capital, Salt Lake
165,000	zero coupon, 03/01/14 AGMC
	Insured	A2/AA-/AA	164,122
	Utah Transit Authority Sales Tax Revenue,
	Series A
1,000,000	5.000%, 06/15/28	Aa2/AAA/AA	1,087,020
	Wasatch County, Utah Municipal Building
	Authority
600,000	0.250%, 12/01/13	NR/AA-/AA-	599,850
535,000	0.250%, 12/01/14	NR/AA-/AA-	532,528
	Washington County/St. George Interlocal
	Agency, Utah Lease Revenue Refunding
650,000	0.500%, 12/01/15 Series A	A1/A+/NR	642,928
1,365,000	0.500%, 12/01/16 Series A	A1/A+/NR	1,325,074

12 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Local Public Property (continued)
	Weber County, Utah Municipal Building
	Authority
$325,000	5.250%, 12/15/19 AMBAC Insured	Aa3/NR/NR	$336,703
	Weber County, Utah Special Assessment
	Summit Mountain Area
1,500,000	5.500%, 01/15/28	NR/AA-/NR	1,618,605
1,130,000	5.000%, 05/01/33	NR/AA-/NR	1,200,862
	West Bountiful, Utah Courthouse Revenue
410,000	5.000%, 05/01/19 (pre-refunded)	NR/A/NR	421,357
	West Valley City, Utah Municipal Building
	Authority Lease Revenue Refunding
1,645,000	4.500%, 08/01/22 Series A NPFG/ FGIC
	Insured	NR/A+/A+	1,708,645
1,890,000	4.375%, 08/01/26 Series A NPFG/ FGIC
	Insured	Baa1/A+/A+	1,937,666
	West Valley City, Utah Sales Tax
	Revenue Capital Appreciation Bonds
3,500,000	zero coupon, 07/15/35	NR/AA+/NR	1,101,100
	Total Local Public Property		50,812,207

	State Agency (2.0%)
	Utah Infrastructure Agency
	Telecommunications & Franchise Tax
1,000,000	5.500%, 10/15/30 Series A AGMC
	Insured	A2/AA-/NR	1,081,480
1,475,000	5.250%, 10/15/33 Series A AGMC
	Insured	A2/AA-/NR	1,548,868
	Utah State Building Ownership Authority
	Lease Revenue Refunding State
	Facilities Master Lease Program
465,000	5.000%, 05/15/21 (pre-refunded)	Aa1/AA+/NR	519,326
510,000	5.000%, 05/15/23 (pre-refunded)	Aa1/AA+/NR	569,583
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,165,810
1,080,000	5.000%, 05/15/25 (pre-refunded)	Aa1/AA+/NR	1,111,925
1,575,000	5.000%, 05/15/26	Aa1/AA+/NR	1,700,291
	Total State Agency		7,697,283

	Tax Revenue (7.0%)
	Bountiful City, Utah Sales Tax
	Refunding Bond
832,000	4.000%, 06/01/17	NR/AA/NR	890,448

13 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Tax Revenue (continued)
	Brigham, Utah Special Assessment
	Voluntary Assessment Area
$1,140,000	5.250%, 08/01/23	A1/NR/NR	$1,193,443
747,000	5.500%, 08/01/29	A1/NR/NR	762,597
	Clark County, Nevada Improvement
	District
250,000	5.000%, 08/01/16	NR/NR/NR*	244,325
	Henderson, Nevada Local Improvement
	District
285,000	5.000%, 09/01/14	NR/NR/NR*	288,842
285,000	5.000%, 09/01/15	NR/NR/NR*	289,238
220,000	5.000%, 03/01/16	NR/NR/NR*	216,370
	Holladay, Utah Redevelopment Agency
2,182,500	4.900%, 12/30/20	NR/NR/NR*	2,002,684
	Jordanelle, Utah Special Service District
186,000	5.000%, 11/15/14	NR/NR/NR*	186,065
196,000	5.100%, 11/15/15	NR/NR/NR*	195,330
206,000	5.200%, 11/15/16	NR/NR/NR*	203,833
216,000	5.300%, 11/15/17	NR/NR/NR*	212,933
228,000	5.400%, 11/15/18	NR/NR/NR*	223,109
240,000	5.500%, 11/15/19	NR/NR/NR*	232,483
253,000	5.600%, 11/15/20	NR/NR/NR*	240,998
268,000	5.700%, 11/15/21	NR/NR/NR*	252,204
283,000	5.800%, 11/15/22	NR/NR/NR*	263,980
299,000	6.000%, 11/15/23	NR/NR/NR*	278,578
	La Verkin, Utah Sales and Franchise
	Tax Revenue
571,000	5.100%, 07/15/27†	NR/NR/NR*	525,229
	Lehi, Utah Sales Tax
790,000	5.000%, 06/01/24 AGMC Insured	A2/AA-/NR	803,367
	Mesquite, Nevada New Special
	Improvement District
120,000	5.250%, 08/01/17	NR/NR/NR*	113,387
260,000	5.350%, 08/01/19	NR/NR/NR*	233,966
110,000	5.400%, 08/01/20	NR/NR/NR*	96,958
415,000	5.500%, 08/01/25	NR/NR/NR*	340,408
	North Ogden, Utah Sales Tax Revenue
195,000	5.000%, 11/01/24 Syncora Guarantee,
	Inc. Insured	NR/A+/AA	200,148

14 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Tax Revenue (continued)
	Payson City, Utah Sales Tax Revenue
$445,000	5.000%, 08/01/21 AGMC Insured	A2/AA-/NR	$486,398
	Riverton City, Utah Franchise & Sales
	Tax Revenue
750,000	5.000%, 06/01/24 AMBAC Insured	NR/AA-/AA	809,723
	Salt Lake City, Utah Sales Tax
1,060,000	5.000%, 02/01/23 (pre-refunded)	NR/AAA/NR	1,126,261
1,115,000	5.000%, 02/01/24 (pre-refunded)	NR/AAA/NR	1,184,699
	South Weber City, Utah
525,000	5.000%, 01/15/24 NPFG Insured	Baa1/A/NR	529,027
	Springville, Utah Special Assessment
	Revenue
120,000	5.500%, 01/15/17	NR/NR/NR*	118,504
127,000	5.650%, 01/15/18	NR/NR/NR*	124,069
135,000	5.800%, 01/15/19	NR/NR/NR*	130,523
116,000	5.900%, 01/15/20	NR/NR/NR*	110,322
	Utah Transit Authority Sales Tax Revenue
6,920,000	5.000%, 06/15/36 AGMC Insured
	Series A	Aa2/AAA/AA	7,264,824
	Wasatch County, Utah Building Authority
130,000	5.000%, 10/01/15 (pre-refunded)	A1/NR/NR	130,000
135,000	5.000%, 10/01/16 (pre-refunded)	A1/NR/NR	135,000
	Washington City, Utah Sales Tax
680,000	5.250%, 11/15/17 AMBAC Insured
	(pre-refunded)	NR/NR/NR*	684,019
	West Valley City, Utah Redevelopment
	Agency
1,625,000	5.000%, 03/01/21	NR/A-/NR	1,665,674
320,000	5.000%, 03/01/22	NR/A-/NR	327,565
350,000	5.000%, 03/01/23	NR/A-/NR	357,690
1,000,000	5.000%, 03/01/24	NR/A-/NR	1,021,830
	Total Tax Revenue		26,697,051

	Transportation (4.6%)
	Dallas, Texas Area Rapid Transit Sales
	Tax Revenue Refunding Senior Lien
1,000,000	5.000%, 12/01/36 AMBAC Insured	Aa2/AA+/AA	1,032,370

15 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Transportation (continued)
	Indiana Finance Authority Highway
	Revenue
$1,950,000	4.500%, 12/01/25 NPFG/ FGIC
	Insured	Aa1/AA+/AA+	$2,027,941
	North Texas Turnpike Authority Revenue
2,000,000	6.100%, 01/01/28	A2/A-/NR	2,262,400
	Utah Transit Authority Sales Tax Revenue
	Capital Appreciation Refunding
2,000,000	zero coupon, 06/15/29 NPFG Insured
	Series A	A1/A/A+	922,100
	Utah Transit Authority Sales Tax Revenue
	Refunding
5,185,000	zero coupon, 06/15/23 Series A NPFG
	Insured	A1/A/A+	3,354,539
1,000,000	5.000%, 06/15/32	A1/A-/A+	1,043,650
	Utah Transit Authority Sales Tax Revenue
2,000,000	5.000%, 06/15/27 Series A	Aa2/AAA/AA	2,185,980
	Utah Transit Authority Sales Tax &
	Transportation Revenue
1,450,000	4.125%, 06/15/22 AGMC Insured	Aa2/AAA/AA	1,513,728
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AAA/AA	224,654
	Washoe County, Nevada Highway
	Revenue
1,000,000	5.500%, 02/01/28	A1/A+/NR	1,078,740
	Washoe County, Nevada Highway
	Revenue Fuel Tax
1,000,000	5.000%, 02/01/32	A1/A+/NR	1,026,250
1,000,000	5.000%, 02/01/38	A1/A+/NR	1,010,170
	Total Transportation		17,682,522

	Utility (11.9%)
	Clark County, Washington Public Utility
	District No. 001 Generating Refunding
1,000,000	5.000%, 01/01/24	A2/A/A+	1,101,100
	Cowlitz County, Washington Public
	Utility District Electric Revenue
650,000	4.500%, 09/01/26 NPFG Insured	A1/NR/A	658,112

16 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Utility (continued)
	Douglas County, Washington Public
	Utility District No. 001 Electric
	Distribution System
$635,000	0.050%, 12/01/15	Aa3/AA/NR	$624,681
	Eagle Mountain, Utah Gas & Electric
1,440,000	5.000%, 06/01/21 Radian Insured	NR/NR/NR*	1,463,314
1,215,000	5.000%, 06/01/22 Radian Insured	NR/NR/NR*	1,232,326
325,000	5.000%, 06/01/24 AGMC Insured	NR/AA-/A	357,497
	Energy Northwest Washington Wind
	Project
1,000,000	4.500%, 07/01/30 Series A AMBAC
	Insured	A2/A/A-	1,014,380
	Houston, Texas Utility System Revenue,
	Refunding
1,165,000	5.125%, 05/15/28 Series A NPFG
	Insured	Aa2/AA/AA-	1,194,090
450,000	5.000%, 11/15/35 AGMC Insured	Aa2/AA/AA-	478,800
	Intermountain Power Agency, Utah
	Power Supply Revenue, Refunding
1,000,000	4.250%, 07/01/19 Series B	A1/A+/AA-	1,041,100
	Jacksonville Electric Authority, Florida
	Bulk Power System Revenue,
	Scherer 4 Project
3,500,000	6.000%, 10/01/37 Series A	Aa2/AA-/AA	3,579,415
	Jacksonville Electric Authority, Florida
	Electric System Revenue
500,000	5.000%, 10/01/26	Aa3/A+/AA	500,000
500,000	4.500%, 10/01/32 Series Three 2012A	Aa2/AA-/AA	500,945
515,000	5.500%, 10/01/39	Aa3/A+/AA	520,613
	Lower Colorado River Authority, Texas
1,470,000	5.250%, 05/15/29	A1/A/A	1,589,967
60,000	5.250%, 05/15/29 (pre-refunded)	NR/NR/NR*	71,825
5,000	5.250%, 05/15/29 (pre-refunded)	NR/NR/NR*	5,985
	Port St. Lucie, Florida Utility System
	Revenue
1,200,000	5.250%, 09/01/26 NPFG Insured
	(pre-refunded)	A1/NR/AA-	1,254,912
	Santa Clara, Utah Electric Revenue
1,005,000	4.250%, 08/01/26 AGC Insured	A3/NR/NR	888,450

17 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Utility (continued)
	Sarasota, Florida Utility System Revenue
	Refunding
$1,455,000	5.000%, 10/01/27	NR/AA+/AA	$1,653,840
	St. George, Utah Electric Revenue
500,000	4.500%, 06/01/20 AGMC Insured	A2/NR/NR	518,310
3,750,000	5.000%, 06/01/38 AGMC Insured	A2/NR/NR	3,799,500
	Tacoma, Washington Solid Waste Utility
	Revenue
1,000,000	5.000%, 12/01/23 Syncora Guarantee,
	Inc. Insured	A2/AA/AA-	1,086,940
	Tallahassee, Florida Energy System
	Revenue Refunding
1,500,000	5.000%, 10/01/28	Aa3/AA/AA-	1,586,985
	Texas Municipal Power Agency Revenue
	Unrefunded Balance
1,665,000	zero coupon, 09/01/14 NPFG
	Insured	A2/A+/A+	1,656,392
	Utah Associated Municipal Power System
	Revenue, Horse Butte Wind Project
1,005,000	5.000%, 09/01/32 Series A	NR/A-/A-	1,034,818
	Utah Associated Municipal Power System
	Revenue Refunding, Payson Power
	Project
2,000,000	5.000%, 04/01/24	NR/A-/A	2,229,760
1,000,000	5.000%, 04/01/25	NR/A-/A	1,095,780
6,375,000	5.000%, 04/01/26	NR/A-/A	6,889,016
	Utah Infrastructure Agency
	Telecommunications & Franchise Tax
1,000,000	5.000%, 10/15/33	A2/AA-/NR	1,040,000
1,630,000	5.250%, 10/15/38	A2/AA-/NR	1,690,473
	Washington, Utah Electric Revenue
985,000	5.000%, 09/01/21 Syncora Guarantee,
	Inc. Insured (pre-refunded)	Baa1/NR/NR	1,028,291
1,000,000	5.000%, 09/01/24 Syncora Guarantee,
	Inc. Insured	Baa1/NR/NR	1,043,950
	Wyoming Municipal Power Agency
	Power Supply System Revenue
720,000	5.500%, 01/01/28 Series A	A2/A-/NR	771,890
	Total Utility		45,203,457

18 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water and Sewer (13.6%)
	Cape Coral, Florida Water & Sewer
	Revenue
$1,000,000	5.000%, 10/01/36 AGMC-AMBAC
	Insured	A1/AA-/A	$1,017,500
	Central Utah Water Conservancy District
1,000,000	5.000%, 10/01/37 Series C	NR/AA+/AA+	1,057,110
	Central Utah Water Conservancy District
	Refunding, Jordanelle Hydrant
1,125,000	4.500%, 10/01/27 Series A	NR/AA+/AA	1,201,241
	Central Weber, Utah Sewer Improvement
	District Revenue Refunding
1,000,000	5.000%, 03/01/28 Series A AGMC
	Insured	NR/AA-/AA	1,064,750
2,000,000	4.375%, 03/01/30 Series A AGMC
	Insured	NR/AA-/AA	2,031,800
4,000,000	5.000%, 03/01/33 Series A AGMC
	Insured	NR/AA-/AA	4,155,280
	Davie, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/32 AGMC Insured	A1/AA-/NR	1,044,870
	Eagle Mountain, Utah Water and Sewer
690,000	4.750%, 11/15/25 NPFG Insured	Baa1/A+/AA-	707,850
	Jordan Valley, Utah Water Conservancy
	District Revenue
1,000,000	5.000%, 10/01/31 Series B	NR/AA+/AA	1,076,270
6,000,000	5.000%, 10/01/35 Series B	NR/AA+/AA	6,353,340
	King County, Washington Sewer Revenue
660,000	5.000%, 01/01/33 AGMC Insured	Aa2/AA+/NR	695,614
	Laredo, Texas Waterworks Sewer System
	Revenue
1,450,000	5.000%, 03/01/24 Series 2010	A1/AA-/AA-	1,666,253
	Miami-Dade County, Florida Water
	and Sewer Revenue System
1,500,000	5.000%, 10/01/29 AGMC Insured	Aa2/AA-/A+	1,587,915
1,000,000	5.000%, 10/01/31 Series A	Aa3/A+/A+	1,044,170
	Mountain Regional Water Special Service
	District Utah Water Revenue Refunding
3,000,000	5.000%, 12/15/33 AGMC Insured	NR/AA-/AA-	3,186,240

19 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water and Sewer (continued)
	Murray City, Utah Sewer and Water
$440,000	5.000%, 10/01/19 AMBAC Insured
	(pre-refunded)	Aa3/NR/NR	$440,000
	Ogden City, Utah Sewer & Water
	Revenue Bonds
750,000	4.625%, 06/15/38 AGMC Insured	Aa3/NR/NR	751,365
1,160,000	5.250%, 06/15/30 Series B	Aa3/NR/NR	1,261,929
	Ogden City, Utah Storm Drain
	Revenue Bonds
500,000	5.250%, 06/15/28	NR/AA/NR	556,190
	Orem, Utah Water & Storm Sewer
	Revenue
1,000,000	5.000%, 07/15/26	NR/AA/AA+	1,080,120
1,250,000	5.250%, 07/15/28	NR/AA/AA+	1,348,362
	Pleasant Grove City, Utah Water Revenue
450,000	4.300%, 12/01/20 NPFG Insured	Baa1/A/NR	464,891
760,000	4.625%, 12/01/23 AGMC Insured	NR/AA-/NR	802,226
1,000,000	5.250%, 12/01/29 AGMC Insured	NR/AA-/NR	1,051,520
1,370,000	5.000%, 12/01/31 Series B NPFG Insured	Baa1/A/NR	1,385,070
	Salt Lake & Sandy, Utah Metropolitan
	Water District, Water Revenue,
	Refunding
1,190,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	1,284,296
650,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	687,472
1,000,000	5.000%, 07/01/37 Series A	NR/AA+/AA+	1,048,280
	San Antonio, Texas Water Revenue
	Refunding
1,050,000	5.000%, 05/15/36 NPFG Insured	Aa1/AA+/AA+	1,112,465
	South Valley, Utah Water Reclamation
	Facility Sewer Revenue
425,000	5.000%, 08/15/30 AMBAC Insured	NR/A+/NR	432,629
	South Weber City, Utah Water Revenue
930,000	5.000%, 06/01/40 AGMC Insured	NR/AA-/NR	971,143
	Utah Water Conservancy District
1,400,000	5.250%, 01/15/27	NR/A/NR	1,454,124
	Utah Water Finance Agency Revenue
970,000	4.000%, 10/01/20 AMBAC Insured	Aa3/NR/NR	1,042,575
830,000	4.500%, 10/01/22 AMBAC Insured	Aa3/NR/NR	863,275
870,000	4.500%, 10/01/23 AMBAC Insured	Aa3/NR/NR	903,304
2,645,000	4.500%, 10/01/28 AMBAC Insured	Aa3/NR/NR	2,742,812

20 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water and Sewer (continued)
	White City, Utah Water Improvement
	District Revenue
$500,000	5.000%, 02/01/23 AGMC Insured	A2/NR/NR	$525,915
700,000	5.000%, 02/01/25 AGMC Insured	A2/NR/NR	731,339
840,000	5.000%, 02/01/27 AGMC Insured	A2/NR/NR	869,324
	Total Water and Sewer		51,700,829

	Total Revenue Bonds		298,828,647

	Total Investments (cost $371,532,843
	- note 4)	98.1%	373,257,245
	Other assets less liabilities	1.9	7,069,187
	Net Assets	100.0%	$380,326,432

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO” or “Credit Rating Agency”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**	Security purchased on a delayed delivery or when-issued basis.

†	Illiquid security: Illiquid securities represent 1.0% of net assets.

Notes:

144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

Percent of
Portfolio Distribution by Quality Rating	Investments1
Aaa of Moody’s or AAA of S&P and Fitch	11.6%
Pre-Refunded bonds2/ Escrowed to Maturity bonds	4.8
Aa of Moody’s or AA of S&P and Fitch	47.0
A of Moody’s or S&P and Fitch	20.2
Baa of Moody’s or BBB of S&P	3.2
BB+ of S&P	0.3
Not rated*	12.9
100.0%

21 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)
1	Calculated using the highest rating of the three NRSROs.

2	Pre-refunded bonds are bonds for which U.S. Government obligations usually have been placed in escrow ro retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
COP - Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not Rated
PSF - Permanent School Fund

See accompanying notes to financial statements.

22 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2013 (unaudited)

ASSETS
Investments at value (cost $371,532,843)	$373,257,245
Cash	2,708,506
Interest receivable	5,599,308
Receivable for investment securities sold	1,439,477
Receivable for Fund shares sold	54,590
Other assets	13,111
Total assets	383,072,237
LIABILITIES
Payable for Fund shares redeemed	1,056,540
Payable for investment securities purchased	937,262
Dividends payable	323,058
Deferred income	233,643
Management fee payable	137,327
Distribution and service fees payable	18,050
Accrued expenses	39,925
Total liabilities	2,745,805
NET ASSETS	$380,326,432
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares,
par value $0.01per share	$381,171
Additional paid-in capital	377,759,405
Net unrealized appreciation on investments (note 4)	1,724,402
Accumulated net realized gain on investments	245,245
Undistributed net investment income	216,209
	$380,326,432
CLASS A
Net Assets	$219,373,763
Capital shares outstanding	21,997,349
Net asset value and redemption price per share	$9.97
Maximum offering price per share (100/96 of $9.97)	$10.39
CLASS C
Net Assets	$87,742,927
Capital shares outstanding	8,801,806
Net asset value and offering price per share	$9.97
Redemption price per share (*a charge of 1% is imposed
on the redemption proceeds, or on the original price,
whichever is lower, if redeemed during the first 12
months after purchase)	$9.97	*
CLASS Y
Net Assets	$73,209,742
Capital shares outstanding	7,317,990
Net asset value, offering and redemption price per share	$10.00

See accompanying notes to financial statements.

23 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2013 (unaudited)

Investment Income:

Interest income		$8,556,839
Other income		56,532
		8,613,371

Expenses:

Management fee (note 3)	$1,044,478
Distribution and service fees (note 3)	728,925
Transfer and shareholder servicing agent fees .	102,008
Legal fees	88,973
Trustees’ fees and expenses (note 7)	69,746
Shareholders’ reports and proxy statements	46,817
Custodian fees (note 6)	17,434
Registration fees and dues	14,625
Fund accounting fees	13,164
Auditing and tax fees	11,090
Insurance	10,784
Chief compliance officer services (note 3)	2,089
Miscellaneous	24,809
Total expenses	2,174,942

Management fee waived (note 3)	(129,914)
Expenses paid indirectly (note 6)	(56)
Net expenses		2,044,972
Net investment income		6,568,399

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from securities transactions	(686,500)
Change in unrealized appreciation on
investments	(16,471,038)

Net realized and unrealized gain (loss) on
investments		(17,157,538)
Net change in net assets resulting from operations		$10,589,139

See accompanying notes to financial statements.

24 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2013	Nine Months Ended	Year Ended
	(unaudited)	March 31, 2013†	June 30, 2012
OPERATIONS:
Net investment income	$6,568,399	$10,531,194	$14,118,461
Net realized gain (loss) from
securities transactions	(686,500)	1,005,127	1,784,883
Change in unrealized appreciation
(depreciation) on investments	(16,471,038)	3,138,071	18,089,142
Change in net assets from
operations	(10,589,139)	14,674,392	33,992,486

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(3,917,199)	(6,418,246)	(8,808,164)

Class C Shares:
Net investment income	(1,211,707)	(1,906,427)	(2,616,170)

Class Y Shares:
Net investment income	(1,404,050)	(2,171,616)	(2,648,622)
Change in net assets from
distributions	(6,532,956)	(10,496,289)	(14,072,956)

CAPITAL SHARE TRANSACTIONS (note 8):
Proceeds from shares sold	31,820,866	85,792,177	138,764,606
Reinvested dividends and
distributions	4,741,455	7,409,642	8,525,121
Cost of shares redeemed	(90,189,642)	(73,826,381)	(90,854,748)
Change in net assets from
capital share transactions	(53,627,321)	19,375,438	56,434,979

Change in net assets	(70,749,416)	23,553,541	76,354,509

NET ASSETS:
Beginning of period	451,075,848	427,522,307	351,167,798

End of period*	$380,326,432	$451,075,848	$427,522,307

* Includes undistributed net
investment income,
respectively, of:	$216,209	$180,766	$143,558

† Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

25 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2013 (unaudited)

1. Organization

     Aquila Tax-Free Fund For Utah (the “Fund”) (from inception until the close of business on October 11, 2013, the Fund operated under the name Tax-Free Fund for Utah), a non-diversified, open-end investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class. On December 1, 2012, the Board of Trustees approved a change in the Fund’s fiscal and tax year end from June to March.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are generally valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b)
Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

26 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2013:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable
Inputs — Municipal Bonds*	373,257,245
Level 3 – Significant Unobservable Inputs	—
Total	$373,257,245

*See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount. In connection with certain bonds, fee income is recognized by the Fund on a daily basis over the life of the bonds.

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2010-2012) or expected to be taken in the Fund’s 2013 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

27 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager’s services include providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund’s net assets.

     The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses so that total Fund expenses will not exceed 0.83% for Class A Shares, 1.63% for Class C Shares, 0.97% for Class I Shares (none of which are currently outstanding) and 0.63% for Class Y Shares. These expense limitations are in effect until September 30, 2014. Prior to September 30, 2014, the Manager may not terminate the arrangement without the approval of the Board of Trustees. For the six months ended September 30, 2013, the Fund incurred management fees of $1,044,478 of which $129,914 was waived.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”) including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.20% of the Fund’s average net assets represented by Class A Shares. For the six months ended September 30, 2013, distribution fees on Class A Shares amounted to $239,014, of which the Distributor retained $6,724.

28 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares. For the six months ended September 30, 2013, these payments amounted to $367,433. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2013, amounted to $122,478. The total of these payments with respect to Class C Shares amounted to $489,911, of which the Distributor retained $108,122.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares.Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries having offices within Utah, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended September 30, 2013, total commissions on sales of Class A Shares amounted to $196,586, of which the Distributor received $20,158.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2013, purchases of securities and proceeds from the sales of securities aggregated $28,197,976 and $77,358,529, respectively.

     At September 30, 2013, the aggregate tax cost for all securities was $371,337,569. At September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $7,759,761 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $5,840,085, for a net unrealized appreciation of $1,919,676.

5. Portfolio Orientation

     At least 50% of the Fund’s assets will always consist of obligations of Utah-based issuers. At September 30, 2013, the Fund had 63% of its net assets invested in municipal obligations of issuers within Utah. The Fund is also permitted to invest in tax-free municipal obligations of non-Utah-based issuers that are exempt from regular Federal income taxes and, pursuant to an administrative determination of the Utah State Tax Commission issued under statutory authority, the interest on which is currently exempt from Utah individual income taxes. Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers’ ability to meet their obligations.

29 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

6. Expenses

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. Trustees’ Fees and Expenses

     At September 30, 2013 there were 13 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2013 was $58,432. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended September 30, 2013, such meeting-related expenses amounted to $11,314.

30 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

8. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended	Nine Months
	September 30, 2013	Ended	Year Ended
	(unaudited)	March 31, 2013†	June 30, 2012
SHARES
Class A Shares:
Shares sold	1,570,708	3,582,596	7,110,240
Reinvested distributions	296,525	436,708	515,800
Shares redeemed	(4,670,231)	(4,082,135)	(4,573,928)
Net change	(2,802,998)	(62,831)	3,052,112
Class C Shares:
Shares sold	901,906	2,116,197	3,676,797
Reinvested distributions	93,305	138,495	178,950
Shares redeemed	(2,396,085)	(1,434,889)	(2,945,514)
Net change	(1,400,874)	819,803	910,233
Class Y Shares:
Shares sold	656,218	2,519,087	2,978,473
Reinvested distributions	81,726	134,835	150,033
Shares redeemed	(1,879,119)	(1,558,443)	(1,510,885)
Net change	(1,141,175)	1,095,479	1,617,621
Total transactions in
Fund shares	(5,345,047)	1,852,451	5,579,966
DOLLARS
Class A Shares:
Proceeds from shares sold	$15,916,891	$37,340,043	$71,675,930
Reinvested distributions	2,977,560	4,554,571	5,202,390
Cost of shares redeemed	(47,036,203)	(42,595,287)	(46,002,731)
Net change	(28,141,752)	(700,673)	30,875,589
Class C Shares:
Proceeds from shares sold	9,197,154	22,067,149	36,925,228
Reinvested distributions	936,672	1,443,929	1,803,826
Cost of shares redeemed	(24,114,864)	(14,955,004)	(29,480,749)
Net change	(13,981,038)	8,556,074	9,248,305
Class Y Shares:
Proceeds from shares sold	6,706,821	26,384,986	30,163,448
Reinvested distributions	827,223	1,411,141	1,518,905
Cost of shares redeemed	(19,038,575)	(16,276,090)	(15,371,268)
Net change	(11,504,531)	11,520,037	16,311,085
Total transactions in
Fund shares	$(53,627,321)	$19,375,438	$56,434,979

† Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

31 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

9. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. In this regard, the Fund increased undistributed net investment income in the amount of $2,303, decreased additional paid-in capital in the amount of $376 and decreased net realized gain on investments by $1,927 at March 31, 2013. These adjustments had no impact on the Fund’s aggregate net assets at March 31, 2013. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Act of 2010 (“the Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act.

     The tax character of distributions was as follows:

	Nine Months
	Ended	Year Ended June 30,
	March 31, 2013	2012	2011
Net tax-exempt income	$10,496,289	$14,072,731	$15,590,252
Ordinary income	–	225	481,747
	$10,496,289	$14,072,956	$16,071,999

32 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

     As of March 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$195,942
Accumulated net realized gain	505,061
Unrealized appreciation	18,376,206
Other temporary differences	(198,157)
Undistributed taxable income	428,899
$19,307,951

     The difference between book basis and tax basis unrealized appreciation and undistributed income is due to the timing difference in recognizing dividends paid.

11. Ongoing Development

     Beginning in December 2007, the three major credit rating agencies (Standard & Poor’s, Moody’s and Fitch) downgraded or eliminated ratings of the municipal bond insurance companies due to loss of capital from investments in subprime mortgages. Only a few insurers are now deemed to be investment grade. Thus, while certain bonds have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Fund’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied upon for payment.

12. Subsequent Event

     At the close of business on October 11, 2013, the Fund was reorganized into a new series of Aquila Municipal Trust. Although the organization and name of the Fund has changed, the Fund’s investment objective, principal investment strategies, and investment management team remain unchanged.

33 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

					Class A
	Six Months
	Ended		Nine Months		Year Ended June 30,
	9/30/13 (unaudited)		Ended 3/31/13†		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.37		$10.27		$9.74	$9.80	$9.35	$9.73	$9.91
Income (loss) from investment operations:
Net investment income(1)	0.17		0.26		0.38	0.42	0.43	0.44	0.41
Net gain (loss) on securities (both
realized and unrealized)	(0.40)		0.10		0.53	(0.05)	0.47	(0.37)	(0.17)
Total from investment operations	(0.23)		0.36		0.91	0.37	0.90	0.07	0.24
Less distributions (note 10):
Dividends from net investment income	(0.17)		(0.26)		(0.38)	(0.43)	(0.45)	(0.45)	(0.42)
Distributions from capital gains	–		–		–	–	–	–	–
Total distributions	(0.17)		(0.26)		(0.38)	(0.43)	(0.45)	(0.45)	(0.42)
Net asset value, end of period	$9.97		$10.37		$10.27	$9.74	$9.80	$9.35	$9.73
Total return(not reflecting sales charge)	(2.25	)%(2)	3.48	%(2)	9.49%	3.87%	9.74%	0.91%	2.45%
Ratios/supplemental data
Net assets, end of period (in millions)	$219		$257		$255	$212	$232	$166	$158
Ratio of expenses to average net assets	0.83	%(3)	0.83	%(3)	0.83%	0.83%	0.80%	0.75%	0.63%
Ratio of net investment income to
average net assets	3.27	%(3)	3.28	%(3)	3.79%	4.31%	4.43%	4.80%	4.09%
Portfolio turnover rate	7	%(2)	20	%(2)	17%	25%	9%	25%	19%

The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.89	%(3)	0.88	%(3)	0.88%	0.87%	0.87%	0.87%	0.90%
Ratio of net assets income to
average net assets	3.21	%(3)	3.23	%(3)	3.74%	4.28%	4.37%	4.68%	3.82%

The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	0.83	%(3)	0.83	%(3)	0.83%	0.83%	0.80%	0.74%	0.61%
_____________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Not annualized.
(3) Annualized.
† Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31.
The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

34 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

					Class C
	Six Months
	Ended		Nine Months		Year Ended June 30,
	9/30/13 (unaudited)		Ended 3/31/13†		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.37		$10.27		$9.74	$9.79	$9.34	$9.72	$9.91
Income (loss) from investment operations:
Net investment income(1)	0.13		0.19		0.30	0.34	0.35	0.37	0.33
Net gain (loss) on securities (both
realized and unrealized)	(0.40)		0.11		0.53	(0.04)	0.47	(0.37)	(0.18)
Total from investment operations	(0.27)		0.30		0.83	0.30	0.82	–	0.15
Less distributions (note 10):
Dividends from net investment income	(0.13)		(0.20)		(0.30)	(0.35)	(0.37)	(0.38)	(0.34)
Distributions from capital gains	–		–		–	–	–	–	–
Total distributions	(0.13)		(0.20)		(0.30)	(0.35)	(0.37)	(0.38)	(0.34)
Net asset value, end of period	$9.97		$10.37		$10.27	$9.74	$9.79	$9.34	$9.72
Total return(not reflecting CDSC)	(2.65	)%(2)	2.86	%(2)	8.62%	3.15%	8.87%	0.10%	1.53%
Ratios/supplemental data
Net assets, end of period (in millions)	$88		$106		$96	$83	$89	$50	$32
Ratio of expenses to average net assets	1.63	%(3)	1.63	%(3)	1.63%	1.63%	1.60%	1.55%	1.43%
Ratio of net investment income to
average net assets	2.47	%(3)	2.47	%(3)	2.98%	3.51%	3.60%	3.99%	3.29%
Portfolio turnover rate	7	%(2)	20	%(2)	17%	25%	9%	25%	19%

The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	1.69	%(3)	1.67	%(3)	1.68%	1.67%	1.66%	1.67%	1.70%
Ratio of net assets income to
average net assets	2.41	%(3)	2.42	%(3)	2.93%	3.48%	3.54%	3.88%	3.02%

The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	1.63	%(3)	1.63	%(3)	1.63%	1.63%	1.60%	1.54%	1.42%
_____________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Not annualized.
(3) Annualized.
† Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31.
The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

35 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

					Class Y
	Six Months
	Ended		Nine Months		Year Ended June 30,
	9/30/13 (unaudited)		Ended 3/31/13†		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.41		$10.30		$9.77	$9.83	$9.38	$9.76	$9.94
Income (loss) from investment operations:
Net investment income(1)	0.18		0.27		0.40	0.44	0.45	0.46	0.43
Net gain (loss) on securities (both
realized and unrealized)	(0.41)		0.11		0.53	(0.05)	0.47	(0.37)	(0.17)
Total from investment operations	(0.23)		0.38		0.93	0.39	0.92	0.09	0.26
Less distributions (note 10):
Dividends from net investment income	(0.18)		(0.27)		(0.40)	(0.45)	(0.47)	(0.47)	(0.44)
Distributions from capital gains	–		–		–	–	–	–	–
Total distributions	(0.18)		(0.27)		(0.40)	(0.45)	(0.47)	(0.47)	(0.44)
Net asset value, end of period	$10.00		$10.41		$10.30	$9.77	$9.83	$9.38	$9.76
Total return(not reflecting CDSC)	(2.24	)%(2)	3.83	%(2)	9.69%	4.08%	9.94%	1.13%	2.67%
Ratios/supplemental data
Net assets, end of period (in millions)	$73		$88		$76	$56	$59	$44	$49
Ratio of expenses to average net assets	0.63	%(3)	0.63	%(3)	0.63%	0.63%	0.60%	0.55%	0.43%
Ratio of net investment income to
average net assets	3.47	%(3)	3.47	%(3)	3.98%	4.51%	4.64%	5.00%	4.29%
Portfolio turnover rate	7	%(2)	20	%(2)	17%	25%	9%	25%	19%

The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.69	%(3)	0.68	%(3)	0.68%	0.67%	0.67%	0.67%	0.70%
Ratio of net assets income to
average net assets	3.41	%(3)	3.43	%(3)	3.93%	4.47%	4.57%	4.88%	4.02%

The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	0.63	%(3)	0.63	%(3)	0.63%	0.63%	0.60%	0.54%	0.42%
_____________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Not annualized.
(3) Annualized.
† Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31.
The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

36 | Aquila Tax-Free Fund For Utah

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2013 and held for the six months ended September 30, 2013.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2013

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	(2.25)%	$1,000.00	$977.50	$4.11
Class C	(2.65)%	$1,000.00	$973.50	$8.06
Class Y	(2.24)%	$1,000.00	$977.60	$3.12

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.83%, 1.63% and 0.63% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

37 | Aquila Tax-Free Fund For Utah

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2013

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,020.91	$4.20
Class C	5.00%	$1,000.00	$1,016.90	$8.24
Class Y	5.00%	$1,000.00	$1,021.91	$3.19

(1)
Expenses are equal to the annualized expense ratio of 0.83%, 1.63% and 0.63% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

38 | Aquila Tax-Free Fund For Utah

Shareholder Meeting Results (unaudited)

     A Special Meeting of Shareholders of Tax-Free Fund For Utah was held on September 17, 2013. The holders of shares representing 56% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matter was voted upon and approved by the shareholders (the resulting votes are presented below).

Dollar Amount of Votes:

1. To act on an Agreement and Plan of Reorganization:

For	Against	Abstain
$216,047,832	$14,758,824	$7,081,058

39 | Aquila Tax-Free Fund For Utah

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings and/ or sector holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2013, the Fund did not hold any portfolio securities for which the Fund was entitled to participate in proxy voting. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2013, $10,496,289 of dividends paid by Tax-Free Fund For Utah, constituting 100% of total dividends paid during fiscal 2013, were exempt-interest dividends.

     Prior to February 15, 2014, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2013 calendar year.

40 | Aquila Tax-Free Fund For Utah

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). In order for the Manager to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement for the Fund.

     In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in May, June and August, 2013. The independent Trustees met telephonically in August, 2013 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Fund’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

     At a meeting held in September, 2013, based on their evaluation of the information provided by the Manager and the independent consultant, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2014. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager.

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement.

     The Trustees reviewed the Manager’s investment approach for the Fund and its research process. The Trustees considered that the Manager had provided all advisory and administrative services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Utah state and regular Federal income taxes as is consistent with preservation of capital. The Trustees considered the personnel of the Manager who provide investment management services to the Fund. The Manager has employed Mr. James Thompson and Mr. Todd Curtis as co-portfolio managers for the Fund and has established facilities and capabilities for credit analysis of the Fund’s portfolio securities. The Trustees noted the extensive experience of the co-portfolio managers. They considered that Mr. Thompson is based in Salt Lake City, Utah and that he has a comprehensive understanding regarding the economy of the State of Utah and the securities in which the Fund invests, including those securities with less than the highest ratings from the rating agencies.

41 | Aquila Tax-Free Fund For Utah

     The Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Fund were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Fund.

     The Trustees reviewed the Fund’s performance and compared its performance to funds in its product category (Morningstar Single-State Intermediate Municipal Bond Funds), funds in its peer group (Morningstar Single-State Intermediate Municipal Bond Funds that are similar to the Fund in size and investment style and that charge a front-end sales charge), and its benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index. The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was better than the average annual total return of the funds in its peer group and the funds in its product category, in each case for the one, three, five and ten year periods ended March 31, 2013. They also considered that the Fund’s average annual total return was better than the average annual total return of the benchmark index for each of those periods. The Trustees noted that the Fund was the only Utah state-specific tax-free municipal bond fund in the State. The Trustees noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees or expenses.

     The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

Advisory Fees and Fund Expenses.

     The information provided in the Consultant’s Report contained advisory fee and expense data for the Fund, for the funds in its product category for expenses (Morningstar Single-State Intermediate Municipal Bond Funds with similar operating structures), as well as for the funds in the Fund’s peer group (Morningstar Single-State Intermediate Municipal Bond Funds that are similar to the Fund in size and investment style and that charge a front-end sales charge).

     The Trustees compared the advisory fee and expense data with respect to the Fund with similar data for the funds in its product category and peer group. The Trustees considered that the Fund’s contractual advisory fee was lower than the average contractual advisory fees of the funds in its peer group (at the Fund’s current asset level) but higher than the asset-weighted average contractual advisory fee of the funds in its product category (at the Fund’s current asset level). They also noted that the Fund’s expenses were less than the average actual expenses of the funds in its product category, but higher than the average actual expenses of the funds in its peer group.

42 | Aquila Tax-Free Fund For Utah

     The Trustees reviewed management fees charged by the Manager to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager with respect to the Fund. In evaluating the fees associated with the other funds, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those funds.

     The Trustees considered that the Manager was currently waiving a portion of its fees and had been since the Fund’s inception. Additionally, it was noted that the Manager had contractually undertaken to waive fees and/or reimburse Fund expenses until September 30, 2014 so that total Fund annual expenses would not exceed 0.83 of 1% for Class A Shares. The Manager had indicated that it intended to continue waiving fees as necessary in order that the Fund would remain competitive. The Trustees concluded that the advisory fee was reasonable in relation to the nature and quality of the services provided by the Manager to the Fund.

Profitability.

     The Manager provided materials which showed the profitability to the Manager and to Aquila Distributors, Inc. (the “Distributor”) of its services to the Fund.

     The Trustees considered information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees concluded that profitability to the Manager with respect to the advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows.

     The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Fund. Data provided in the Consultant’s Report to the Trustees showed that the Fund’s asset size had moderately increased during the past fiscal year. It was noted that as assets increase certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services and not only in respect of the Fund. The Trustees considered that the materials indicated that the Fund’s fees, after fee waivers, are comparable to those of its peers, including those funds with breakpoints in the advisory fee schedule. Additionally, the Trustees noted that the Manager continued to waive a portion of its fees. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and its affiliate from the relationship with the Fund.

     The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

43 | Aquila Tax-Free Fund For Utah

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Founders
Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Board of Trustees
     Anne J. Mills, Chair
Diana P. Herrmann, Vice Chair
Ernest Calderón
Thomas A. Christopher
Gary C. Cornia
David A. Duffy
Grady Gammage, Jr.
Lyle W. Hillyard
John C. Lucking
Glenn P. O’Flaherty
John J. Partridge
James R. Ramsey
Laureen L. White

Officers
     Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Todd W. Curtis, Vice President and Co-Portfolio Manager
James T. Thompson, Vice President and Co-Portfolio Manager
M. Kayleen Willis, Vice President
Randall S. Fillmore, Chief Compliance
Officer Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
     BNY MELLON 4400
Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Further information is contained in the Prospectus, which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

(a) As of March 31, 2013 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of  Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2)  The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(i) The Registrant's board of trustees has determined that Mr. Glenn O'Flaherty, a member of its audit committee, is an audit committee financial expert.  Mr. O'Flaherty is 'independent' as such term is defined in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $25,500 in 2012 and $23,500 in 2013.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c)  Tax Fees - The Registrant was billed by the principal accountant $3,300 and $3,400 in 2012 and 2013, respectively, for return preparation and tax compliance.

d)  All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1)  Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2)  None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.

ITEM 2.	CODE OF ETHICS.

No applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

No applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FORCLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENTCOMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA TAX-FREE FUND FOR UTAH
(formerly, TAX-FREE FUND FOR UTAH)

By:	/s/ Diana P. Herrmann
President and Trustee December 10 , 2013

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer December 10 , 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 And the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann President and Trustee December 10 , 2013

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer December 10 , 2013

AQUILA TAX-FREE FUND FOR UTAH
(formerly, TAX-FREE FUND FOR UTAH)

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.